HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. No. 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

March 2, 2007

Mr. Max A. Webb, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Jomar Specialties, Inc.

First Amendment to Registration Statement on Form SB-2

File No. 333-139008

Filed: March 2, 2007

Dear Mr. Webb:

The response below contains Jomar Specialties, Inc.’s (the Company’s) response to the SEC’s Comment Letter dated December 26, 2006. On behalf of the Company, on March 2, 2007, I transmitted via EDGAR the Company’s First Amendment to Registration Statement on Form SB-2.

Registrations Statement

Cover

1.

This language was in error and has been corrected.

2.

We revised our SB-2 through-out to reflect that all selling security holders, both affiliated and non-affiliated, will be selling their shares at the fixed price of $0.50 per share for the duration of the offering.

Summary of Prospectus, Page 6

3.

We revised the disclosure here and throughout the SB-2 to reflect the 40:1 stock split as requested.

4.

We added narrative to the Statement of Expenses regarding the forgone rent for the building and foregone salaries to the Flads.

Summary Financial Information, Page 7

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

March 2, 2007

5.

We furnished selected information for all the periods that are presented in the financial statements, i.e., 2005 and 2006.

The Offering, page 7

6.

As the Company has elected to pursue funding through private transactions, we removed any reference to a primary offering throughout the document.  We are only registering the existing shareholders’ stock.

Risk Factors, page 8

7.

We added Risk Factor 10 to address your comment.

(4) Because the probability of our developing a large client base, page 8

8.

Disclosure added to the MD&A section.

Selling Security Holders, page 14

9.

Revised to clarify that the officers will be engaged in selling efforts of their own shares.

10.

Deleted as requested.

11.

Added disclosure in the footnotes to the Selling Security Holder Table describing how each security holder obtained their shares.

12.

The last column of the table already details any material relationships which the security holder has with the Company.  We did add disclosure to those family members with the same last name as the President for clarity.

13.

We revised the table to assume that all the security holders will sell ALL their shares.

Security Ownership of Certain Beneficial Owners and Management, page 19

14.

Revised table as requested.

Description of Business, page 22

15.

Revised the fourth paragraph as requested.

16.

Revised to remove “puffing” and confusing language.

(12) Our Employees, page 25

17.

We revised the financials statements and the disclosure as requested.

Management’s Discussion & Analysis, page 26

18.

We added a subsection describing the Company’s critical accounting policies including revenue recognition and accounts receivable.

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

March 2, 2007

19.

Revised to accurately reflect our working capital of $16,607 as stated.

Results of Operations – Nine Months Ended September 30, 2006, page 27

20.

Revised discussion in the Year Ended December 31, 2006 to include a discussion regarding the increase in legal and accounting expenses.

Results of Operations – December 31, 2005, page 27

21.

Added disclosure regarding any material changes from December 31, 2005 to December 31, 2006.

Interim Financial Statements for the nine months ended September 30, 2006, page 36

22.

Updated the financials to audited year end financials.

Statement of Operations, page 38

23.

As we updated the financials to audited year-end financials for 2006, this comment is not applicable.

24.

Revised as requested.

25.

Revised as requested

26.

Revised as requested

Statement of Cash Flows, page 40

27.

Revised as requested

Notes to the Interim Financial Statements

General

28.

Revised as requested

Note C – Shareholder Loans, page 41

29.

Revised as requested

Audited financial Statements for the year ended December 31, 2005 Statement of Operations, page 45

30.

Revised as requested

Statements of Cash Flows, page 47

31.

Revised as requested

Notes to Financial Statements

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

March 2, 2007

General

32.

Revised as requested

Note B Significant Accounting Policies, page 48

Cash and Cash Equivalents, page 48

33.

Revised as requested

Part II, page 57

Item 26.  Recent Sales of Unregistered Securities, page 57

34.

Revised as requested

Item 28.  Undertakings, page 59

35.

Revised as requested

Signature page, page 60

36.

Revised as requested

Exhibit 5

37.

As the Company has removed the primary offering, the Opinion Letter properly refers only to those shares being registered by security holders.

38.

Deleted fourth paragraph as requested.

Other

39.

The financial statements have been updated to December 31, 2006.

40.

A currently dated consent has been included as Exhibit 23.1

Please, do not hesitate to contact me at (941) 723-7564 should you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Jomar Specialties, Inc. SB-2/A-1

2. Jomar Specialties, Inc. SB-2/A-1 comparison

3. Exhibit 5.1: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.1: Consent of Experts and Counsel: Independent Auditor's Consent by Randall Drake, CPA